Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders, Basic	$ (50)	$ (47)	$ 40	$ (91)
Net loss attributable to Venator Materials PLC ordinary shareholders, Diluted	$ (50)	$ (47)	$ 40	$ (91)
Denominator:
Weighted average shares outstanding, basic (in shares)	108.0	107.3	107.8	107.2
Weighted average shares outstanding, diluted (in shares)	108.0	107.3	107.8	107.2
Potential dilutive impact of share-based awards (in shares)	0.0	0.2	0.1	0.3